Derivative financial instruments - Effects of derivatives recorded in interest expense (Details) - Interest rate caps and swaps - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate contracts	$ (10,521)	$ (4,594)	$ (15,257)	$ (7,837)
Derivatives designated as accounting hedges:
Reclassification of amounts previously recorded within AOCI to interest expense	12,503	(30,248)	25,323	60,426
Net gain (loss) recognized in interest expense	$ 1,982	$ (34,842)	$ 10,066	$ 52,589